UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21353

                           SEI OPPORTUNITY FUND, L.P.
               (Exact name of registrant as specified in charter)

                                   ----------

                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-2533

                       DATE OF FISCAL YEAR END: MARCH 31,

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SEI OPPORTUNITY FUND, L.P. (IN LIQUIDATION)

Quarterly Report (Unaudited)

June 30, 2009

                           SEI Opportunity Fund, L.P.
                       Schedule of Investments (Unaudited)
                                  June 30, 2009

                                                                                                    PERCENT
                                                            FIRST                                      OF
                                                         ACQUISITION                               PARTNERS'
INVESTMENTS IN INVESTMENT FUNDS                              DATE          COST       FAIR VALUE    CAPITAL    LIQUIDITY**
-------------------------------                          -----------   -----------   -----------   ---------   -----------
Convertible Bond Hedging*:
   Lydian Partners II, LP (d) (e)                         10/01/2003   $ 1,501,384   $   591,557      1.71%     Quarterly
                                                                       -----------   -----------     -----
Total Convertible Bond Hedging                                           1,501,384       591,557      1.71%
Credit Hedging*:
   ICP Strategic Credit Income Fund, LP (c) (d) (e)       09/01/2007     1,800,000     1,635,090      4.73%     Quarterly
   Solus, LLC (d) (e)                                     01/01/2004     2,005,434     2,174,995      6.29%     Quarterly
   Strategic Value Credit Opportunities Fund, LP (b)      09/01/2005        74,913        28,332      0.08%     Quarterly
                                                                       -----------   -----------     -----
Total Credit Hedging                                                     3,880,347     3,838,417     11.10%
Distressed Debt*:
   Highland Crusader Fund, LP (b)                         12/01/2005     1,520,000       366,859      1.06%    Semi-Annual
                                                                       -----------   -----------     -----
Total Distressed Debt                                                    1,520,000       366,859      1.06%
Fixed Income*:
   Sorin Fund, LP (b)                                     03/01/2007     1,950,701     1,395,004      4.03%     Quarterly
                                                                       -----------   -----------     -----
Total Fixed Income                                                       1,950,701     1,395,004      4.03%
Long/Short Equity*:
   GPS Income Fund, LP (b)                                09/01/2006       174,830        82,300      0.24%     Quarterly
   GPS New Equity Fund, LP (b)                            05/01/2007        36,603        12,815      0.04%     Quarterly
   Mercury Asia Real Estate Securities Fund, LP (b)       10/01/2007       467,193       139,284      0.40%     Quarterly
                                                                       -----------   -----------     -----
Total Long/Short Equity                                                    678,626       234,399      0.68%
Multi-Strategy*:
   Maple Leaf Macro Volatility Fund, LLC (e)              03/01/2008       655,110       592,110      1.72%      Monthly
   Sandelman Partners Multi-Strategy Fund, LP (b) (e)     01/01/2007       419,026       195,066      0.56%     Quarterly
                                                                       -----------   -----------     -----
Total Multi-Strategy                                                     1,074,136       787,176      2.28%
Registered Investment Companies:
   Citi Institutional Liquid Reserves                                      192,493       192,493      0.56%       Daily
   Federated Prime Value Obligations Fund                                4,902,433     4,902,433     14.17%       Daily
                                                                       -----------   -----------     -----
Total Registered Investments Companies                                   5,094,926     5,094,926     14.73%
                                                                       -----------   -----------     -----
Total Investments (a)                                                  $15,700,120   $12,308,338     35.59%
                                                                       ===========   ===========     =====

                           SEI Opportunity Fund, L.P.
                       Schedule of Investments (Unaudited)
                                  June 30, 2009

Percentages are based on Net Assets of $34,580,586

*    Investment funds are non-income producing.

** Available frequency of redemptions after initial lock-up period per the offering documents.

(a) The aggregate cost of investments for tax purposes was $15,700,120. Net unrealized depreciation on investments for tax purposes was $3,561,343 consisting of $169,561 of gross unrealized appreciation and $3,391,782 of gross unrealized depreciation.

(b) Investment fund is in liquidation. Distributions from the Investment Funds in liquidation may be received at anytime, subject to the discretion of the Investment Fund.

(c) Investment fund fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such Investment Funds as of June 30, 2009 was $1,635,090 and represented 4.73% of Net Assets.

(d) Investment fund suspended or gated redemption as of June 30, 2009. The suspension may be lifted at anytime, subject to the discretion of the Investment Fund.

(e) All or a portion of the Investment in Investment Funds is held in side pockets, which have restricted liquidity.

     The investments in Investment Funds shown above have been fair valued in accordance with procedures established by the Board of Directors.

     The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds' investments carried at value:

SEI OPPORTUNITY FUND, L.P.          LEVEL 1    LEVEL 2     LEVEL 3       TOTAL
--------------------------        ----------   -------   ----------   -----------
Investment Funds                  $       --     $--     $7,213,412   $ 7,213,412
Registered Investment Companies    5,094,926      --             --     5,094,926
                                  ----------     ---     ----------   -----------
TOTAL                             $5,094,926     $--     $7,213,412   $12,308,338
                                  ==========     ===     ==========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                    INVESTMENT FUNDS
                                    ----------------
BEGINNING BALANCE AS OF 3/31/09       $ 31,830,910
Realized loss                           (2,523,281)
Change in unrealized appreciation        3,265,029
Net purchase/sales                     (25,359,246)
                                      ------------
ENDING BALANCE AS OF 6/30/09          $  7,213,412
                                      ============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Opportunity Fund, L.P.


By (Signature and Title)*               \s\ Robert A. Nesher
                                        ----------------------------
                                        Robert A. Nesher
                                        President

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ Robert A. Nesher
                                        ----------------------------
                                        Robert A. Nesher
                                        President

Date: August 28, 2009


By (Signature and Title)*               \s\ Karen Weiss
                                        ----------------------------
                                        Karen Weiss
                                        Treasurer

Date: August 28, 2009

* Print the name and title of each signing officer under his or her signature.